Staff costs (Tables)	12 Months Ended
Dec. 31, 2025
Classes of employee benefits expense [abstract]
Schedule of detail of staff costs
The detail of Staff costs is as follows:

EUR million
	2025	2024	2023
Wages and salaries	10,328	10,541	10,018
Social Security costs	1,680	1,644	1,576
Additions to provisions for defined benefit pension plans (note 25)	41	45	42
Contributions to defined contribution pension funds	332	354	307
Other Staff costs	1,252	1,241	1,332
	13,633	13,825	13,275

Schedule of functional breakdown of final employment by gender
The functional breakdown (final employment), by gender, at 31 December 2025 is as follows:

Functional breakdown by gender
	Senior executivesA				Other executivesB				Other employees
	Men	Women	Others	Not declared	Men	Women	Others	Not declared	Men	Women	Others	Not declared
Europe	918	426	—	—	8,778	5,052	—	10	31,404	37,094	3	39
North America	181	64	—	—	3,859	2,630	—	4	14,555	18,517	2	1
South America	284	142	—	—	4,678	3,398	—	1	30,472	35,890	—	1
	1,383	632	—	—	17,315	11,080	—	15	76,431	91,501	5	41
A.Senior Executives includes employees with job profiles under the following harmonized management levels: Senior Executive VP. Executive VP and VP.
B.Other Executives includes Directors, Mangers, Experts and Branch Managers.
Note: This includes employees related to the Group's business held for sale in Poland.

Schedule of deferred variable remuneration systems	The characteristics of the plans are set forth below:

Deferred variable remuneration systems	Description and plan beneficiaries	Conditions	Calculation Base
(i) Deferred and conditional variable remuneration plan (2015, 2016, 2017, 2018, 2019, 2020, 2021, 2022, 2023, 2024 and 2025)
The purpose of these cycles is to defer a portion of the variable remuneration of the beneficiaries over a period of three years for the sixth cycles, over three or five years for the fifth, seventh, eighth, ninth, tenth and eleventh cycles, and over four or five years for the twelfth cycle, for it to be paid, where appropriate, in cash and in Santander shares. The other portion of the variable remuneration is also to be paid in cash and Santander shares, upon commencement of the cycles, in accordance with the rules set forth below.

Beneficiaries:
•Executive directors and certain executives (including senior management) and employees who assume risk, who perform control functions or receive an overall remuneration which puts them on the same remuneration level as executives and employees who assume risks (fifth cycle).

•In the case of the sixth, seventh, eighth, ninth, tenth, eleventh twelfth, thirteenth, fourteenth and fifteenth cycle the beneficiaries are Material Risk Takers (Identified staff) that are not beneficiaries of the Deferred Multiyear Objectives Variable Remuneration Plan.

For the fifth and sixth cycles (2015 to 2016), the accrual of the deferred compensation is conditioned, in addition to the requirement that the beneficiary remains in the Group's employ, with the exceptions included in the plan regulations on none of the following circumstances existing during the period prior to each delivery, pursuant to the provisions set forth in each case in the plan regulations:
•Poor financial performance of the Group.
•Breach by the beneficiary of internal regulations, including, in particular, those relating to risks.
•Material restatement of the Group's consolidated financial statements, except when it is required pursuant to a change in accounting standards.
•Significant changes in the Group’s economic capital or risk profile
In the case of the seventh, eighth, ninth, tenth, eleventh, twelfth, thirteenth, fourteenth and fifteenth cycles, the accrual of deferred compensation is conditioned, in addition to the permanence of the beneficiary in the Group, with the exceptions contained in the plan's regulations, to non-occurrence of a poor performance of the entity as a whole or of a specific division or area of the entity or of the exposures generated by the personnel:
i.significant failures in risk management by the entity , or by a business unit or risk control unit.
ii.the increase suffered by the entity or by a business unit of its capital needs, not foreseen at the time of generation of the exposures.
iii.Regulatory sanctions or judicial sentences for events that could be attributable to the unit or the personnel responsible for those. Also, the breach of internal codes of conduct of the entity.
iv.Irregular behaviours, whether individual or collective, considering in particular the negative effects derived from the marketing of inappropriate products and the responsibilities of the persons or bodies that made those decisions.

Fifth cycle (2015):
•Executive directors and members of the Identified Staff with total variable remuneration higher than 2.6 million euros: 40% paid immediately and 60% deferred over 5 years deferral period.
•Division managers, country heads (of countries which represent at least 1% of Group's economic capital), other executives of the Group with a similar profile and members of the Identified Staff with total variable remuneration between 1.7 million euros (1.8 million in fourth cycle) and 2.6 million euros: 50% paid immediately and 50% deferred over 5 years (fifth cycle)
•Other beneficiaries: 60% paid immediately and 40% deferred over 3 years.

Sixth cycle (2016):
•60% of bonus will be paid immediately and 40% deferred over a three year period.

Seventh, eighth, ninth, tenth and eleventh cycle (2017, 2018, 2019, 2020 and 2021):
•Beneficiaries of these plans with target total variable remuneration higher or equal to 2.7 million euros: 40% paid immediately and 60% deferred over 5 years
•Beneficiaries of these plans with target total variable remuneration between 1.7 million euros and 2.7 million euros: 50% paid immediately and 50%paid over 5 years
•Other beneficiaries of these plans: 60% paid immediately and 40% deferred over 3 years.

Twelfth (2022), thirteenth (2023),fourteenth (2024) and fifteenth (2025) cycle:
•Beneficiaries of these plans with target total variable remuneration higher or equal to 2.7 million euros: 40% paid immediately and 60% deferred over 5 years
•Beneficiaries of these plans with target total variable remuneration between 1.7 million euros and 2.7 million euros: 50% paid immediately and 50% paid over 5 years
•Other beneficiaries of these plans: 60% paid immediately and 40% deferred over 4 years.

T

Deferred variable remuneration systems	Description and plan beneficiaries	Conditions	Calculation Base
(ii)Deferred Multiyear Objectives Variable Remuneration Plan (2016, 2017, 2018, 2019, 2020, 2021, 2022, 2023, 2024 and 2025)
The aim is simplifying the remuneration structure, improving the ex ante risk adjustment and increasing the impact of the long-term objectives on the Group’s most relevant roles. The purpose of these cycles is to defer a portion of the variable remuneration of the beneficiaries over a period of three or five years (four or five years for the seventh cycle) for it to be paid, where appropriate, in cash and in Santander shares; the other portion of the variable remuneration is also to be paid in cash and Santander shares (regarding the instruments part, executive directors in the seventh cycle have the opportunity to choose all in share options or half in share options and half in shares), upon commencement of the cycles, in accordance with the rules set forth below. The accrual of the last third of the deferral (in the case of 3 years deferral), the last 2 fourths (in the case of 4 years deferral) and the last three fifths (in the case of 5 years deferral) is also subject to long-term objectives.

Beneficiaries
Executive directors, senior management and certain executives of the Group’s first lines of responsibility.

In 2016 the accrual is conditioned, in addition to the permanence of the beneficiary in the Group, with the exceptions contained in the plan’s regulations, to non-occurrence of the following circumstances during the period prior to each of the deliveries in the terms set forth in each case in the plan’s regulations:
i.Poor performance of the Group.
ii.Breach by the beneficiary of the internal regulations, including in particular that relating to risks.
iii.Material restatement of the Group’s consolidated financial statements, except when appropriate under a change in accounting regulations.
iv.Significant changes in the Group’s economic capital or risk profile.
In 2017, 2018, 2019, 2020 and 2021 the accrual is conditioned, in addition to the beneficiary' permanence in the Group, with the exceptions contained in the plan’s regulations, to the non-occurrence of poor financial performance from the entity as a whole or of a specific division or area thereof or of the exposures generated by the personnel, taking into account the following factors:
v.Significant failures in risk management committed by the entity, or by a business unit or risk control unit.
vi.the increase suffered by the entity or by a business unit of its capital needs, not foreseen at the time of generation of the exposures.
vii.Regulatory sanctions or court rulings for events that could be attributable to the unit or the personnel responsible for those. Also, the breach of internal codes of conduct of the entity.
viii.Irregular behaviours, whether individual or collective, considering in particular negative effects derived from the marketing of inappropriate products and responsibilities of persons or bodies that made those decisions.

Paid half in cash and half in shares. In the seventh cycle, and only for executive directors: half in cash and 25% in share options and 25% in shares (unless the director chooses to receive options only). The maximum number of shares to be delivered is calculated by taking into account the weighted average daily volume of weighted average prices for the fifteen trading sessions prior to the previous Friday (excluding) on the date on which the board decides the bonus for the Executive directors of the Bank.
In the eighth cycle, and for all Identified Staff: half in cash and 25% in shares and 25% in share options, or half in cash and half in shares, according to each executive´s choice.

In the ninth and tenth cycle, half in cash and half in shares.

First cycle (2016):
•Executive directors and members of the Identified Staff with total variable remuneration higher than or equal to 2.7 million euros: 40% paid immediately and 60% deferred over a 5 year period.
•Senior managers, country heads of countries representing at least 1% of the Group´s capital and other members of the identified staff whose total variable remuneration is between 1.7 million and 2.7 million euros: 50% paid immediately and 50% deferred over a 5 year period.
•Other beneficiaries: 60% paid immediately and 40% deferred over a 3 year period.

The second, third, fourth, fifth and sixth cycles (2017, 2018, 2019,2020 and 2021 respectively) are under the aforementioned deferral rules, except that the variable remuneration considered is the target for each executive and not the actual award.

In 2016 the metrics for the deferred portion subject to long-term objectives (last third or last three fifths, respectively, for the cases of three years and five years deferrals) are:
•Earnings per share (EPS) growth in 2018 over 2015.
•Relative Total Shareholder Return (TSR) in the 2016-2018 period measured against a group of credit institutions.
•Compliance with the fully-loaded common equity tier 1 ('CET1') ratio target for financial year 2018.
•Compliance with Grupo Santander’s underlying return on risk-weighted assets ('RoRWA') growth target for financial year 2018 compared to financial year 2015.

In the second, third, fourth, fifth and sixth cycle (2017, 2018, 2019, 2020 and 2021) the metrics for the deferred portion subject to long-term objectives (last third or last three fifths, respectively, for the cases of three years and five years deferrals) are:
•EPS growth in 2019, 2020, 2021, 2022 and 2023 (over 2016, 2017, 2018, 2019 and 2020, for each respective cycle)
•Relative Total Shareholder Return (TSR) measured against a group of 17 credit institutions (second and third cycles) in the periods 2017-2019 and 2018-2019, respectively, and against a group of 9 entities (fourth, fifth and sixth cycle) for the 2019-2021, 2020-2022 and 2010-2023 period.
•Compliance with the fully-loaded common equity tier 1 ('CET1') ratio target for financial years 2019, 2020, 2021,2022 and 2023, respectively.

In the seventh (2022), eighth cycle (2023), ninth (2025) and tenth cycle (2025), the metrics for the deferred portion subject to long-term objectives (two last fourths and last three fifths, for the cases of four years and five years deferrals) are:
•Banco Santander's consolidated Return on tangible equity (RoTE) target in 2024 (7th cycle), 2025 (8th cycle), 2026 (9th cycle) and 2027 (10th cycle).
•Relative Total Shareholder Return (TSR) measured against a group of 9 credit institutions for the period 2022-2024 (7th cycle), 2023-2025 (8th cycle), 2024-2026 (9th cycle) and 2025-2027 (10th cycle).
•Progress level in the public targets of our Sustainability agenda.

Deferred variable remuneration systems	Description and plan beneficiaries	Conditions	Calculation Base
(iii) Digital Transformation Award (2019, 2020 and 2021)
The 2019, 2020 and 2021 Digital Transformation Incentive (the 'Digital Incentive') is a variable remuneration system that includes the delivery of Santander shares and share options.

The aim of the Digital Incentive is to attract and retain the critical skill sets to support and accelerate the digital transformation of the Group. By means of this program, the Group offers a remuneration element which is competitive with the remuneration systems offered by other market operators who also compete for digital talent.

The number of beneficiaries is limited to a maximum of 250 employees and the total amount of the incentive is limited to 30 million euros.

The funding of this incentive is subject to meeting important milestones that are aligned with the Group´s digital roadmap and have been approved by the board of directors, taking into account the digitalization strategy of the Group, with the aim of becoming the best open, responsible global financial services platform.

Performance of 2019 incentive was measured based on achievement of the following milestones: (i) Launch of a Global Trade Services (GTS) platform; (ii) launch of a Global Merchant Services (GMS) platform; (iii) migration of our fully digital bank, OpenBank, to a 'next generation' platform and launch in 3 markets; (iv) extension of SuperDigital in Brazil to at least one other country; (v) and launch of our international payments app based on blockchain Pago FX to non-Santander customers.

The milestones for the 2020 Digital Transformation Award were: (i) rolling out the global merchant services (GMS) platform in 3 new geographies, enhancing the platform functionality and achieving volume targets for transactions and participating merchants; (ii) doing the commercial rollout of the global trade services (GTS) platform in 8 new geographies, enhancing platform functionality, and achieving volume targets for on-boarded clients and monthly active users; (iii) launching OpenBank in a new market and migrating the retail banking infrastructure to 'new-mode' bank; (iv) launch the global platform SuperDigital in at least 4 countries, driving target active user growth; (v) deploying machine learning across pre-defined markets for 4 priority use cases, rolling out Conversion Rate Optimization (Digital marketing) for at least 40 sales programs, delivering profit targets, and driving reduction of agent handled calls in contact centers; (vi) successfully implementing initiatives related to on-board and identity services, common API (application programming interface) layer, payment hubs, mobile app for SMEs and virtual assistant services; and (vii) launching the PagoFX global platform in at least 4 countries.

The milestones for 2021 were: (i)in relation to Pago Nxt Consumer payment platform: implementation of Superdigital platform in seven countries, acquisition of over 1.5 million active customer base and accelerating growth through B2B (business to business) and B2B2C (business to business to customer) partnerships, acquiring more than 50% of the new customers through these channels, which are more cost-effective; (ii)in relation to Digital Consumer Bank: launching online API for checkout lending in the European Union and completion of controllable items for Openbank launch in USA; (iii)in relation to One Santander strategy: implementation in Europe of One Common Mobile Experience and, specifically, implementation of Europe ONE app for individual customers in at least three of the four countries by December 2021; and be among the three-top rated entities in terms of Mobile NetPromoter Score (Mobile NPS) in at least two of the four countries by December 2021; (iv) In relation to cloud adoption: host 75% of migratable virtual machines on cloud technology (either public cloud or OHE) by December 2021. For these purposes, mainframes, physical servers and servers with non-x86 operating systems will be considered non-migratable.

The Digital Incentive is structured 50% in Santander shares and 50% in options over Santander shares, taking into account the fair value of the option at the moment in which they are granted. For Material Risk Takers subject to five years deferrals, the Digital Incentive (shares and options over shares) shall be delivered in thirds, on the third, fourth and fifth anniversary from their granting. For Material Risk Takers subject to three years deferrals and employees not subject to deferrals, delivery shall be done on the third anniversary from their granting.

Any delivery of shares, either directly or via exercise of options overs shares, will be subject generally to the Group’s general malus & clawback provisions as described in the Group’s remuneration policy and to the continuity of the beneficiary within the Grupo Santander. In this regard, the board may define specific rules for non-Identified Staff.

Vested share options can be exercised until maturity, with all options lapsing after ten years (for granting the 2019 incentive) and eight years (for granting the 2020 and 2021 incentive).

The total achievement for 2021 Digital Incentive was 77.5% (85% en 2020 and 83% en 2019).

Deferred variable remuneration systems	Description and plan beneficiaries	Conditions	Calculation base
(iv) Digital Transformation Award (2022)
The board of directors approved the 2022 Digital
Transformation Incentive. It is a variable remuneration scheme splits in two different blocks:

• The first one, with the same mechanism than previous years, that delivers Santander shares and share options if the group hits major milestones on its digital roadmap. This is aimed at a group of up to 250 (is limited to 30 million euros)employees whose functions are deemed essential to Santander’s growth.

• And the second one, which delivers PagoNxt, S.L. RSUs and premium prices options (PPOs), and is aimed at up to 50 employees (and limited to 15 million euros) whose roles are considered key to PagoNxt’s success.

The aim of the Digital Incentive is to attract and retain the critical skill sets to support and accelerate the digital transformation of the Group. By means of this program, the Group offers a remuneration element which is competitive with the remuneration systems offered by other market operators who also compete for digital talent.

Performance of the first block of the incentive shall be measured based on achievement of the following milestones:

i. Edelweiss: Our Santander future retail architecture EDELWEISS will mean moving from our current Core centric banking architecture towards a Customer and Data-Centric Core supported by lean Record Processing engines.

ii. Simplification: Speed up the simplification of our technology platform and business model by Reducing the total number of applications in production and reducing number of products in the regions.

iii. Agile: Agile ways of working enable a better and faster reaction to customers’ needs and is based on a value-driven delivery that increases efficiency by reducing time-to-market and development costs, and increasing quality. People working in Agile are more collaborative, engaged, empowered and creative.

iv. In Digital Consumer Bank:
a) To create the BNPL platform connected to at least one merchant in Netherlands and Germany, and to make sure the platform is ready to connect in Spain.
b) To support the definition of Openbank US’s IT digital strategy and achieve 2022 milestones in it.
c) To have the new leasing platform connected to dealers in Italy.
d) To expand the Wabi B2B online business to Germany. To execute the first B2B deal with an Original Equipment Manufacturer or mobility player in at least one country. To expand coches.com business and platform to Portugal.

And in regard to the second block of digital incentive: the consolidation of PagoNxt Core Perimeter.

The first block of thee Digital Incentive is structured 50% in Santander shares and 50% in options over Santander shares, taking into account the fair value of the option at the moment in which they are granted. For Material Risk Takers subject to five years deferrals, the Digital Incentive (shares and options over shares) shall be delivered in thirds, on the third, fourth and fifth anniversary from their granting. For Material Risk Takers subject to three years deferrals and employees not subject to deferrals, delivery shall be done on the third anniversary from their granting.

Any delivery of shares, either directly or via exercise of options overs shares, will be subject generally to the Group’s general malus & clawback provisions as described in the Group’s remuneration policy and to the continuity of the beneficiary within the Grupo Santander. In this regard, the board may define specific rules for non-Identified Staff.

Vested share options can be exercised until maturity, with all options lapsing after ten years.

The total achievement for 2022 Digital Incentive was 96.5%.

The second block of Digital Incentive is structures in restricted stock units (RSUs) and premium priced Options (PPOs) of PagoNxt S.L. in a percentage determined by the internal category of the beneficiary. The total achievement for 2022 was 100%.

Deferred variable remuneration systems	Description and plan beneficiaries	Conditions	Calculation base
(v) Digital Transformation Award (2023)
The board of directors approved the 2023 Digital
Transformation Incentive. It is a variable remuneration scheme which delivers PagoNxt, S.L. RSUs and premium prices options (PPOs), and is aimed at up to 50 employees (and limited to 15 million euros) whose roles are considered key to PagoNxt’s success.

With this program, the Group offers a remuneration element which is competitive with the remuneration systems offered by other market operators who also compete for digital talent.
And the performance conditions were focus on key digital projects related with PagoNxt's main businesses (Trade, Merchant and Payments) in its core geographies.
This incentive is structures in restricted stock units (RSUs) and premium priced Options (PPOs) of PagoNxt S.L. in a percentage determined by the internal category of the beneficiary. The average achievement for 2023 was 88%.

Deferred variable remuneration systems	Description and plan beneficiaries	Conditions	Calculation base
(vi) PagoNxt incentive Plan 2024 and 2025 for Santander executives)
The board of directors approved the PagoNxt incentive Plan 2024 and 2025 Incentive. It is a variable remuneration scheme which delivers PagoNxt, S.L. RSUs, and is aimed at approximately to 50 - 60 employees whose roles are considered key to PagoNxt’s success.

With this program, the Group offers a remuneration element which is competitive with the remuneration systems offered by other market operators who also compete for digital talent.
And the performance conditions were focus on key digital projects related with PagoNxt's main businesses (Trade, Merchant and Payments) in its core geographies.
This incentive is structures in restricted stock units (RSUs) of PagoNxt S.L. in a percentage determined by the internal category of the beneficiary. The average achievement for 2024 was 77% and 85% in 2025.

Schedule of options activity
The long-term incentive plans on shares of the Bank granted by management of Santander UK plc to its employees are as follows:

	Number of shares (in thousand)	Exercise price in pounds sterlingA	Year granted	Employee group	Number of personsB	Date of commencement of exercise period	Date of expiry of exercise period
Plans outstanding at 01/01/2023	29,988
Options granted (sharesave)	7,175	2.78	2023	Employees	4,752	01/11/23	01/11/26
						01/11/23	01/11/28
Options exercised	(5,980)	1.7
Options cancelled (net) or not exercised	(4,044)	2.53
Plans outstanding at 31/12/2023	27,139
Options granted (sharesave)	4,991	3.36	2024	Employees	4,107	01/11/24	01/11/27
						01/11/24	01/11/29
Options exercised	(4,004)	2.29
Options cancelled (net) or not exercised	(2,437)	2.37
Plans outstanding at 31/12/2024	25,689
Options granted (sharesave)	3,324	6.35	2025	Employees	4,637	01/11/25	01/11/28

Options exercised	(9,966)	1.9
Options cancelled (net) or not exercised	(1,554)	2.88
Plans outstanding at 31/12/2025	17,493
A.At 31 December, 2025, 2024 and 2023, the euro/pound sterling exchange rate was 1.15, 1.21 and 1.15 , respectively.
B.Number of accounts/contracts. A single employee may have more than one account/contract.